CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  May 7, 2015



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

    Re:         First Trust Variable Insurance Trust
              (Registration Nos. 333-178767, 811-22652)
           -----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Variable Insurance Trust (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on May 1, 2015. This filing relates to First Trust/Dow Jones Dividend & Income Allocation Portfolio and First Trust Multi Income Allocation Portfolio, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  -----------------------------
                                                      Morrison C. Warren

Enclosures